Secured Loan Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less unamortized financing cost		$ (215,558)
Secured loans	15,336,412	14,154,968
From October 29, 2016 to October 28, 2017 [Member] | Fixed annual rate of 11.0% [Member] | China Great Wall Assets Management Co Ltd [Member]
Debt Instrument [Line Items]
Secured loans	$ 15,336,412	$ 14,370,526